UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Minnesota High-Yield Municipal Bond Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.78%
Corporate-Backed Revenue Bonds – 3.42%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$1,700,000	$1,608,863
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	1,750,000	1,734,898
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	1,750,000	1,673,840
		5,017,601
Education Revenue Bonds – 9.52%
Baytown Township Lease Revenue (St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	489,705
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	707,924
Series 6-J1 5.00% 5/1/36	1,000,000	968,890
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,458,885
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	984,580
(St. John's University) Series 6-U 4.75% 10/1/33	825,000	826,642
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	952,380
5.00% 10/1/22	1,000,000	1,068,470
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,590,045
Series 7-A 5.00% 10/1/39	1,000,000	1,028,510
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,076,630
University of Minnesota Special Purpose Revenue (State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,798,187
		13,950,848
Electric Revenue Bonds – 7.86%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,046,790
Minnesota Municipal Power Agency Electric Revenue Series A 5.00% 10/1/34	2,750,000	2,800,270
Northern Municipal Power Agency Electric System Revenue Refunding Series A
5.00% 1/1/16 (ASSURED GTY)	1,200,000	1,354,284
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,128,340
Puerto Rico Electric Power Authority Revenue Series XX 5.25% 7/1/40	2,665,000	2,698,206
Southern Minnesota Municipal Power Agency Supply System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,142,650
Western Minnesota Municipal Power Agency Supply Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,354,691
		11,525,231
Health Care Revenue Bonds – 31.15%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.50% 2/1/24	700,000	683,522
Anoka County Housing & Redevelopment Authority Revenue Series A 6.875% 5/1/40	1,000,000	1,013,550
Apple Valley Economic Development Authority Health Care Revenue
(Augustanna Home St. Paul Project) Series A 5.80% 1/1/30	1,000,000	931,360
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,273,955
Refunding 5.00% 9/1/20	1,150,000	1,174,058
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,000,000	2,042,760
Detroit Lakes Housing & Health Facilities Revenue Refunding (Mankato Lutheran Homes) Series D 5.50% 8/1/21	500,000	499,990
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,107,920
5.00% 4/1/31	1,965,000	1,814,088
Mahtomedi Senior Housing Revenue Refunding (St. Andrews Village Project) 5.75% 12/1/40	1,000,000	880,700
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,796,791
Maple Grove Health Care System Revenue (Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,220,239
5.25% 5/1/37	1,000,000	987,180
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,135,998
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	281,680
Series D 5.00% 11/15/34 (AMBAC)	1,000,000	1,000,450
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project) 6.00% 12/1/17	525,000	554,825
Minnesota Agricultural & Economic Development Board Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	931,300
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	494,989

Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	960,040
Owatonna Senior Housing Revenue (Senior Living Project) Series A
5.80% 10/1/29	400,000	383,380
6.00% 4/1/41	1,250,000	1,156,188
Rochester Health Care & Housing Revenue (Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,039,210
7.375% 12/1/41	375,000	391,249
Sartell Health Care Facilities Revenue (Country Manor Campus) Series A 6.25% 9/1/36	925,000	920,162
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	943,660
St. Cloud Health Care Revenue (Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,562,940
Series A 5.125% 5/1/30	1,125,000	1,130,603
St. Louis Park Health Care Facilities Revenue Refunding (Park Nicollet Health Services)
5.75% 7/1/39	1,500,000	1,497,810
Series C 5.50% 7/1/23	1,000,000	1,034,240
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,062,355
(Health Partners Obligation Group Project) 5.25% 5/15/36	1,000,000	940,660
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,001,350
6.00% 11/15/30	1,000,000	974,700
Series A 5.70% 11/1/15	705,000	705,120
Series B 5.85% 11/1/17	250,000	250,050
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A 5.375% 5/1/43	1,000,000	850,070
Stillwater Health Care Revenue (Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,013,360
5.00% 6/1/35	1,000,000	964,060
@Twin Valley Congregate Housing Revenue (Living Options Project) 5.95% 11/1/28	1,825,000	1,688,873
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,365,165
		45,660,600
Housing Revenue Bonds – 11.50%
Chanhassen Multifamily Housing Revenue Refunding (Heritage Park Apartments Project)
6.20% 7/1/30 (FHA) (AMT) (HUD)	300,000	300,288
Chaska Multifamily Housing Revenue (West Suburban Housing Partners Project) 5.875% 3/1/31 (AMT)	1,000,000	788,900
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	2,085,000	2,110,187
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,265,000	1,265,481
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD)	575,000	580,733
Minneapolis-St. Paul Housing Finance Board Single Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	825,169	830,887
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	587,609
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,240,469
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	1,000,000	992,750
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,109,104
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,503,255
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,435,674
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,007
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Shelby Grotto Housing Project) 5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	765,840
Stillwater Multifamily Housing Revenue (Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	605,783
@Washington County Housing & Redevelopment Authority Revenue Refunding (Briar Pond Project)
Series B 7.125% 8/20/34	805,000	741,212
		16,863,179
Lease Revenue Bonds – 0.90%
Hibbing Economic Development Authority Revenue (Public Project - Hibbing Lease Obligation) 6.40% 2/1/12	275,000	275,182
St. Paul Port Authority Lease Revenue (Robert Street Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,035,410
		1,310,592
Local General Obligation Bonds – 11.35%
Chaska Independent School District #112 Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,023,390
Farmington Independent School District #192 Series B 5.00% 2/1/27 (AGM)	1,000,000	1,056,830
Foley Independent School District #51 (School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,212,417
Hopkins Independent School District #270 Facilities 5.00% 2/1/26 (NATL-RE)	1,055,000	1,118,680
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (AGM)	1,000,000	1,038,170

Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	557,180
Series C 5.00% 3/1/28	1,000,000	1,074,050
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,561,665
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	771,998
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,515,765
South Washington County Independent School District #833 Series A 4.75% 2/1/27	1,500,000	1,591,455
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	639,036
5.125% 12/1/24	205,000	213,739
5.25% 12/1/26	1,540,000	1,608,992
White Bear Lake Independent School District #624 (Formerly Joint Independent Consolidated
Ramsey County School District #39 & Washington & Anoka Counties School District #103)
Series B 4.75% 2/1/22	1,500,000	1,656,135
		16,639,502
§ Pre-Refunded/Escrowed to Maturity Bonds – 8.24%
Andover Economic Development Authority Public Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,105,920
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	1,000,000	1,140,710
5.25% 2/15/33-14	2,250,000	2,566,598
Minneapolis Community Development Agency Supported Development Revenue
(Limited Tax Common Bond Fund) Series G-3 5.45% 12/1/31-11	1,000,000	1,069,390
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	1,500,000	1,681,575
(Fairview Health Services) Series A 5.625% 5/15/32-12	2,000,000	2,214,220
Minnesota Public Facilities Authority Water Pollution Control Revenue Refunding Series C 5.00% 3/1/18-15	1,000,000	1,156,900
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,145,910
		12,081,223
Special Tax Revenue Bonds – 7.73%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,111,050
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,699,845
5.00% 12/15/24	1,000,000	1,104,720
Minneapolis Supported Development Revenue (Limited Tax Common Bond Fund) Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,138,843
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	544,044
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	445,860
Minnesota 911 Revenue (Public Safety Radio Commission System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,094,610
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	775,280
Puerto Rico Sales Tax Financing Sales Tax Revenue First Subordinate Series C 5.75% 8/1/37	790,000	842,693
St. Paul Port Authority (Brownsfields Redevelopment Tax) Series 2 5.00% 3/1/37	1,500,000	1,554,690
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan Note) Series A 5.25% 10/1/24	1,000,000	1,022,890
		11,334,525
State General Obligation Bonds – 3.16%
Minnesota State
5.00% 6/1/14	1,000,000	1,146,590
5.00% 8/1/21 (AGM)	1,250,000	1,384,188
Puerto Rico Commonwealth Public Improvement
Refunding Series C 6.00% 7/1/39	1,010,000	1,071,650
Series A 5.25% 7/1/22	1,000,000	1,029,860
		4,632,288
Transportation Revenue Bond – 1.38%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	2,000,000	2,025,580
		2,025,580
Water & Sewer Revenue Bonds – 2.57%
Minnesota Public Facilities Authority Clean Water Revenue Series B 5.00% 3/1/18	2,000,000	2,351,480
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,413,443
		3,764,923
Total Municipal Bonds (cost $142,018,644)		144,806,092

Total Value of Securities – 98.78%
(cost $142,018,644)		144,806,092
Receivables and Other Assets Net of Liabilities (See Notes) – 1.22%		1,787,760
Net Assets Applicable to 14,045,212 Shares Outstanding – 100.00%		$146,593,852

§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $2,974,129, which represented 2.03% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$142,018,644
Aggregate unrealized appreciation	$5,443,432
Aggregate unrealized depreciation	(2,655,984)
Net unrealized appreciation	$2,787,448

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $1,409,732 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $57,521 expires in 2010, $243,334 expires in 2011, $684,248 expires in 2012, $96,079 expires in 2015, $198,826 expires in 2016, and $129,724 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

Level 2
Municipal Bonds	$144,806,092

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 14% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware National High-Yield Municipal Bond Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 99.12%
Corporate Revenue Bonds – 21.61%
Allegheny County, Pennsylvania Industrial Development Authority Revenue (Environmental
Improvement - U.S. Steel Corp.) 6.875% 5/1/30	$1,000,000	$1,075,800
•Beaver County, Pennsylvania Industrial Development Authority Pollution Control Revenue
(First Energy General Corp. Project) Series C 7.125% 6/1/28 (AMT)	1,000,000	1,039,140
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	190,000	188,332
•Brazos, Texas River Authority Pollution Control Revenue (TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	518,990
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 6.50% 6/1/47	1,000,000	791,020
Cass County, Texas Industrial Development Corporation Environmental Improvement Revenue (Evintl
Paper Co. Project) Series A 6.00% 9/1/25	1,000,000	1,003,860
Clayton County, Georgia Development Authority Special Facilities Revenue (Delta Airlines)
Series B 9.00% 6/1/35 (AMT)	1,000,000	1,041,840
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	750,000	709,793
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,016,320
De Soto Parish, Louisiana Environmental Improvement Revenue (International Paper Co.
Project) Series A 6.35% 2/1/25 (AMT)	1,650,000	1,671,731
Golden State, California Tobacco Securitization Settlement Revenue Refunding
Asset-Backed Senior Series A-1 5.75% 6/1/47	4,400,000	3,226,387
Gulf Coast, Texas Waste Disposal Authority Revenue (Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,011,420
Hawaii State Department Budget & Finance Special Purpose Revenue (Hawaiian Electric
Co. Subsidiary) 6.50% 7/1/39	970,000	1,060,375
Indiana State Finance Authority Environmental Revenue (U.S. Steel Corp.) 6.00% 12/1/26	1,000,000	1,025,400
Michigan Tobacco Settlement Finance Authority Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	415,112
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	900,000	902,331
M-S-R Energy Authority, California Gas Revenue Series C 6.50% 11/1/39	1,000,000	1,110,360
Nassau County, New York Tobacco Settlement Asset-Backed Series A-3 5.125% 6/1/46	525,000	427,497
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines
Inc. Project) 6.40% 9/15/23 (AMT)	1,000,000	952,550
New York City, New York Industrial Development Agency Special Facilities Revenue
•(American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT)	1,000,000	1,022,870
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	803,040
Ohio County, Kentucky Pollution Control Revenue (Big Rivers Electric Corp. Project) Series A 6.00% 7/15/31	1,250,000	1,250,000
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	1,000,000	1,125,570
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	1,025,960
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	480,245
Salt Verde Financial Corporation, Arizona Gas Revenue Senior 5.00% 12/1/37	1,000,000	903,360
St. John Baptist Parish, Louisiana Revenue (Marathon Oil Corp.) Series A 5.125% 6/1/37	1,000,000	958,130
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	462,755
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	980,310
Tobacco Settlement Financing Corporation, Virginia Senior Series B-1 5.00% 6/1/47	1,000,000	667,290
Toledo, Lucas County, Ohio Port Authority Development Revenue (Toledo Express Airport
Project) Series C 6.375% 11/15/32 (AMT)	1,000,000	962,160
		29,829,948
Education Revenue Bonds – 19.27%
California Statewide Communities Development Authority Revenue (California Baptist
University Project) Series A 5.50% 11/1/38	1,000,000	836,250
California Statewide Communities Development Authority School Facility Revenue (Aspire
Public Schools Project) 6.00% 7/1/40	1,000,000	1,000,600
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	964,730
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue (CDFI
Phase I, LLC Project) Subordinate Series B 6.00% 10/1/35	1,000,000	921,920

Clifton, Texas Higher Education Finance Corporation Revenue (Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,003,810
Idaho Housing & Financing Association Nonprofit Facilities Revenue (North Star Charter
School Project) Series A 9.50% 7/1/39	1,000,000	1,157,190
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) 7.00% 10/1/39	1,000,000	1,053,800
(Irvington Community) Series A 9.00% 7/1/39	1,000,000	1,192,280
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	1,000,000	990,150
Maryland State Economic Development Corporation Student Housing Revenue (University of
Maryland College Park Projects) 5.75% 6/1/33	930,000	944,889
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,016,290
@(Washington Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	503,112
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	997,090
(Springfield College) 5.625% 10/15/40	1,000,000	1,034,170
Michigan Public Educational Facilities Authority Revenue (Limited Obligation-Landmark Academy) 7.00% 12/1/39	1,000,000	1,031,910
Minnesota State Higher Education Facilities Authority Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	972,590
New Jersey State Education Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	752,408
(University Medical & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,155,190
Ohio State Higher Educational Facility Revenue (Otterbein College Project) Series A 5.50% 12/1/28	950,000	1,022,799
Oregon State Facilities Authority Revenue (College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	898,730
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,310,790
(Edinboro University Foundation Student Housing) 6.00% 7/1/42	1,000,000	1,008,850
•(Foundation Indiana University) Series A 0.795% 7/1/39 (XLCA)	2,400,000	1,361,999
Philadelphia, Pennsylvania Authority for Industrial Development Revenue (First Philadelphia
Charter Project) Series A 5.75% 8/15/32	745,000	696,277
Philadelphia, Pennsylvania Redevelopment Authority Revenue (Beech Student Housing
Complex Project) Series A 5.50% 7/1/35 (ACA)	1,500,000	1,165,725
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	788,840
Troy, New York Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	800,000	818,208
		26,600,597
Electric Revenue Bonds – 3.87%
Puerto Rico Electric Power Authority Power Revenue
Series XX 5.25% 7/1/40	3,205,000	3,244,934
Series ZZ 5.25% 7/1/26	2,000,000	2,097,340
		5,342,274
Health Care Revenue Bonds – 27.33%
Alhambra, California Revenue (Atherton Baptist Homes) Series A 7.625% 1/1/40	1,000,000	1,048,160
Apple Valley, Minnesota Economic Development Authority Health Care Revenue (Augustana
Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	921,110
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 5.875% 7/1/30	1,000,000	1,004,850
Brevard County, Florida Healthcare Facilities Authority Health Care Facilities Revenue (Heath
First Inc. Project) Series B 7.00% 4/1/39	1,000,000	1,108,250
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	900,000	1,021,401
California Statewide Communities Development Authority Revenue (Senior Living - Southern
California) 7.25% 11/15/41	500,000	545,750
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	750,000	752,348
Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,000,000	853,560
Colorado Health Facilities Authority Revenue (Christian Living Community Project) Series A 5.75% 1/1/37	500,000	439,680
Connecticut State Health & Educational Facilities Authority Revenue (Stamford Hospital) Series I 5.00% 7/1/30	1,400,000	1,412,081
East Rochester, New York Housing Authority Revenue Refunding (Senior Living - Woodland
Village Project) 5.50% 8/1/33	500,000	426,200
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,019,200
Hamden, Connecticut Facilities Revenue (Whitney Center Project) Series A 7.75% 1/1/43	1,000,000	1,051,310
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40	1,250,000	1,242,650
Hawaii State Department Budget & Finance Special Purpose Senior Living Revenue
(Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,124,290
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,136,010
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,070,310
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	967,960
Kentucky Economic Development Finance Authority Hospital Revenue (Owensboro Medical
Health System) Series A 6.50% 3/1/45	1,000,000	1,035,690

Lancaster County, Pennsylvania Hospital Authority Revenue (Brethren Village Project) Series A 6.375% 7/1/30	725,000	720,483
Lebanon County, Pennsylvania Health Facilities Authority Center Revenue (Pleasant View
Retirement) Series A 5.30% 12/15/26	1,000,000	867,530
Maryland State Health & Higher Educational Facilities Authority Revenue (Doctors
Community Hospital) 5.75% 7/1/38	1,000,000	967,500
Medford, Oregon Hospital Facilities Authority (Asante Health System) Series A 5.00% 8/15/40 (AGM)	1,000,000	1,007,170
Montana Facilities Finance Authority Revenue (Sisters Leavenworth) Series A 5.25% 1/1/40	1,250,000	1,312,388
New Jersey Health Care Facilities Financing Authority Revenue (St. Josephs Healthcare
System) 6.625% 7/1/38	860,000	887,331
New York State Dormitory Authority Revenue Non State Supported Debt (Orange Regional
Medical Center) 6.25% 12/1/37	1,000,000	976,910
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.60% 10/1/36	1,000,000	927,390
Orange County, Florida Health Facilities Authority Revenue (Orlando Regional Healthcare) Series C 5.25% 10/1/35	1,000,000	999,930
Oregon State Facilities Authority Revenue (Samaritan Health Services) Series A 5.25% 10/1/40	1,000,000	1,008,670
Pennsylvania Economic Development Financing Authority Health System Revenue
(Evalbert Einstein Healthcare) Series A 6.25% 10/15/23	1,000,000	1,089,960
Pennsylvania State Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center) Series E 5.00% 5/15/31	1,000,000	1,023,630
Richland County, Ohio Hospital Facilities Revenue (Medcentral Health System Project) Series B 6.375% 11/15/30	500,000	507,310
South Carolina Jobs-Economic Development Authority Hospital Revenue (Palmetto Health) 5.75% 8/1/39	1,000,000	1,002,030
St. Louis Park, Minnesota Health Care Facilities Revenue Refunding (Park Nicollet Health Services) 5.75% 7/1/39	1,000,000	998,540
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue (Healtheast Project) 6.00% 11/15/30	1,000,000	974,700
Travis County, Texas Health Facilities Development Corporation Revenue (Westminister
Manor Project) 7.125% 11/1/40	1,000,000	1,016,830
Washington State Health Care Facilities Authority Revenue (Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,343,574
Winchester, Virginia Industrial Development Authority Residential Care Facility Revenue
(Westminster - Canterbury Project) Series A 5.30% 1/1/35	1,000,000	905,780
Yavapai County, Arizona Industrial Development Authority Hospital Revenue (Yavapai Regional Medical
Center) Series A 6.00% 8/1/33	1,000,000	1,008,510
		37,726,976
Housing Revenue Bonds – 0.71%
North Carolina Housing Finance Agency Homeownership Revenue Series 27-A 5.55% 7/1/38 (AMT)	950,000	982,462
		982,462
Lease Revenue Bonds – 3.71%
Capital Area Cultural Education Facilities Finance Corporation Texas Revenue (Roman Catholic
Diocese) Series B 6.125% 4/1/45	1,000,000	1,009,830
Missouri State Development Finance Board Infrastructure Facilities Revenue (Branson
Landing Project) Series A 5.50% 12/1/24	720,000	731,362
New York, New York City Industrial Development Agency Revenue
(Queens Baseball Stadium) 5.00% 1/1/46 (AMBAC)	1,200,000	1,054,428
New York, New York City Industrial Development Agency Special Airport Facilities (Airis JFK I, LLC. Project)
Series A 5.50% 7/1/28 (AMT)	905,000	804,364
Oklahoma City, Oklahoma Industrial & Cultural Facilities Subordinated (Air Cargo-Obligated
Group) 6.75% 1/1/23 (AMT)	1,160,000	1,055,542
Onondaga County, New York Industrial Development Authority Revenue Subordinated
(Air Cargo Project) 7.25% 1/1/32 (AMT)	500,000	466,190
		5,121,716
Local General Obligation Bonds – 1.59%
Henrico County, Virginia Refunding Public Improvement 5.00% 7/15/19	1,845,000	2,201,454
		2,201,454
§Pre-Refunded/Escrowed to Maturity Bonds – 0.81%
Bexar County, Texas Health Facilities Development Corporation Revenue (Army Retirement
Residence Project) 6.30% 7/1/32-12	1,000,000	1,115,550
		1,115,550
Special Tax Revenue Bonds – 14.29%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.875% 9/1/39	1,000,000	818,370
Brooklyn Arena Local Development Corporation, New York Pilot Revenue (Barclays Center
Project) 6.50% 7/15/30	1,000,000	1,079,890
Chicago, Illinois Tax Increment Allocation (Chatham Ridge Redevelopment Project) 5.95% 12/15/12	750,000	766,283
Farms New Kent, Virginia Community Development Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	766,610
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	660,000	298,439
Lancaster, California Redevelopment Agency Tax Allocation (Combined
Redevelopment Project Areas) 6.875% 8/1/39	500,000	560,060
Manchester, Missouri Tax Increment & Transaction Revenue Refunding
(Highway 141/Manchester Road Project) 6.875% 11/1/39	1,250,000	1,265,888

Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	500,000	282,370
5.00% 1/1/32
5.125% 1/1/37	870,000	491,863
New Jersey Economic Development Authority (Cigarette Tax) 5.75% 6/15/34	965,000	956,276
New York State Local Government Assistance Refunding Subordinate Lien Series A 5.00% 4/1/20	1,000,000	1,173,030
Norco, California Redevelopment Agency Tax Allocation (Area #1 Project) 6.00% 3/1/36	1,000,000	1,004,290
Palm Drive Health Care District Parcel Tax Revenue 5.25% 4/1/30	2,000,000	1,522,980
Prescott Valley, Arizona Improvement District Special Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	80,000	82,061
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	1,855,000	1,859,878
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,653,069
Series A 5.75% 8/1/37	800,000	853,360
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,069,644
@Southwestern Illinois Development Authority Revenue (Local Government Program -
Collinsville Limited Project) 5.35% 3/1/31	500,000	382,525
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue (Shoppes at
North Village Project) Series A
5.375% 11/1/24	1,000,000	911,360
5.50% 11/1/27	500,000	448,765
Winter Garden Village at Fowler Groves Community Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	960,000	897,178
^Wyandotte County Kansas City, Kansas Unified Government Special Obligation Revenue (Capital
Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	1,090,000	581,003
		19,725,192
State General Obligation Bonds – 2.60%
Georgia State Series I 5.00% 7/1/20	1,000,000	1,196,590
Guam Government Series A 6.75% 11/15/29	1,565,000	1,675,599
Puerto Rico Commonwealth Refunding (Public Improvement) Series C 6.00% 7/1/39	675,000	716,202
		3,588,391
Transportation Revenue Bonds – 3.33%
Branson, Missouri Regional Airport Transportation Development District (Airport Project) Series A 6.00% 7/1/37	500,000	261,935
Maryland State Economic Development Corporation Revenue (Transportation Facilities
Project) Series A 5.75% 6/1/35	1,000,000	1,024,450
Sacramento County, California Airport Services Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,086,610
Saint Louis, Missouri Airport Revenue (Lambert-St Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,166,278
Texas Private Activity Surface Transportation Corporation Senior Lien Note (Mobility Partners) 6.875% 12/31/39	1,000,000	1,055,570
		4,594,843
Total Municipal Bonds (cost $135,543,792)		136,829,403

•Short-Term Investments – 1.99%
Variable rate Demand Notes – 1.99%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Children’s Hospital of Pittsburgh) Series B 0.40% 6/1/35 (LOC - PNC Bank)	400,000	400,000
Greenvile, Tennessee Industrial Development Board Revenue 0.30% 5/1/13 (LOC - BNP Paribas)	950,000	950,000
Harris County, Texas Health Facilities Development Hospital Revenue (Texas Children’s Hospital)
0.28% 10/1/41 (SPA – JPMorgan Chase Band & Bank of America)	800,000	800,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.28% 11/15/35 (LOC - JPMorgan Chase Bank)	100,000	100,000
New York City, New York Sub Series E2 0.28% 8/1/21 (LOC - JPMorgan Chase Bank)	500,000	500,000
Total Short-Term Investments (cost $2,750,000)		2,750,000

Total Value of Securities – 101.11%
(cost $138,293,792)		139,579,403
Liabilities Net of Receivables and Other Assets (See Notes) – (1.11%)		(1,528,134)
Net Assets Applicable to 14,119,695 Shares Outstanding – 100.00%		$138,051,269

@Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $2,245,762, which represented 1.63% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax ASSURED
GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
SPA – Stand-by Purchase Agreement
LOC – Letter of Credit
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$138,293,792
Aggregate unrealized appreciation	6,166,946
Aggregate unrealized depreciation	(4,881,335)
Net unrealized appreciation	$1,285,611

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $2,779,570 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $70,671 expires in 2010, $997,721 expires in 2011, $980,742 expires in 2012, $355,701 expires in 2015 and $374,735 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

Level 2
Municipal Bonds	$139,579,403

There were no level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending August 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 5.00% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free California Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.30%
Corporate Revenue Bonds – 5.25%
Chula Vista Industrial Development Revenue (San Diego Gas & Electric) Series D
5.875% 1/1/34	$1,000,000	$1,110,290
Golden State Tobacco Securitization Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	1,075,000	708,973
5.75% 6/1/47	2,000,000	1,466,540
M-S-R Energy Authority Gas Revenue Series A 6.50% 11/1/39	1,000,000	1,110,360
		4,396,163
Education Revenue Bonds – 9.64%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.50% 11/1/39	1,000,000	1,022,090
(Woodbury University) 5.00% 1/1/36	1,000,000	853,770
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project) Series A 5.25% 6/1/36	1,000,000	879,240
California Statewide Communities Development Authority Revenue
(California Baptist University Project) Series A 5.50% 11/1/38	1,000,000	836,250
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	947,130
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	1,000,600
California Statewide Communities Development Authority Student Housing Revenue
(East Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	964,730
San Diego County Certificates of Participation (University of San Diego) 5.375% 10/1/41	1,000,000	1,001,010
University of California Revenue (Multiple Purpose Projects) Series L 5.00% 5/15/19	500,000	557,720
		8,062,540
Electric Revenue Bonds – 8.30%
Chino Basin Regional Financing Authority Revenue Series A 5.00% 11/1/24 (AMBAC)	845,000	873,003
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	400,000	411,012
Series XX 5.75% 7/1/36	1,000,000	1,073,580
Series ZZ 5.25% 7/1/26	1,000,000	1,048,670
Southern California Public Power Authority Revenue (Transmission Project) Series A
5.00% 7/1/22	1,000,000	1,090,890
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	1,335,000	1,390,710
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	1,052,100
		6,939,965
Health Care Revenue Bonds – 14.51%
Association Bay Area Governments Finance Authority for California Nonprofit Corporations
(San Diego Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,273,900
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,097,950
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	1,000,000	1,079,110
Series E 5.625% 7/1/25	1,000,000	1,074,640
Series G 5.25% 7/1/23	1,000,000	1,031,850
(Children's Hospital Orange County) Series A 6.50% 11/1/38	1,000,000	1,065,160
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,046,770
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	962,530
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31	1,000,000	1,012,670
California Statewide Communities Development Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,088,020
(Southern California Senior Living) 7.25% 11/15/41	500,000	545,750
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	864,750
		12,143,100

Housing Revenue Bonds – 7.16%
California Housing Finance Agency Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	996,170
Series M 5.95% 8/1/25 (AMT)	1,000,000	1,047,530
California Statewide Communities Development Multifamily Housing Authority Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,000,000	952,170
(Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,028,560
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park) Series A
5.75% 5/15/37	1,000,000	971,970
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	995,100
		5,991,500
Lease Revenue Bonds – 9.00%
California State Public Works Board Lease Revenue (General Services) Series A
6.25% 4/1/34	1,000,000	1,054,020
Elsinore Valley Municipal Water District Certificates of Participation Series A
5.00% 7/1/24 (BHAC)	1,000,000	1,082,520
Franklin-McKinley School District Certificates of Participation (Financing Project) Series B
5.00% 9/1/27 (AMBAC)	1,060,000	1,074,861
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series M-2
5.50% 7/1/35 (AMBAC)	700,000	745,129
San Diego County Certificates of Participation 5.75% 7/1/31 (NATL-RE)	1,000,000	1,011,700
San Diego Public Facilities Financing Authority Lease Revenue (Master Project) Series A
5.25% 3/1/40	1,000,000	989,510
San Mateo Joint Powers Financing Authority Lease Revenue (Capital Projects) Series A
5.25% 7/15/26	1,000,000	1,089,860
ΩSan Mateo Unified High School District Certificates of Participation Capital Appreciation
(Partnership Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	481,480
		7,529,080
Local General Obligation Bonds – 6.22%
^Anaheim School District Election 2002 4.58% 8/1/25 (NATL-RE)	1,000,000	391,050
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,079,830
Fairfield-Suisun Unified School District Election 2002 5.50% 8/1/28 (NATL-RE)	500,000	530,185
Grossmont Union High School District Election 2004 5.00% 8/1/23 (NATL-RE)	1,000,000	1,060,330
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,056,360
Sierra Joint Community College Improvement District #2 (Western Nevada) Series A
5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,089,400
		5,207,155
§Pre-Refunded Bonds – 2.93%
California Department of Water Resources (Central Valley Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,525
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	67,511
Golden State Tobacco Securitization Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,124,940
5.625% 6/1/33-13	1,000,000	1,128,620
Port Oakland Revenue Series L 5.375% 11/1/27-12 (NATL-RE) (FGIC) (AMT)	110,000	121,392
		2,447,988
Resource Recovery Revenue Bond – 1.25%
South Bayside Waste Management Authority Revenue (Shoreway Environmental Center)
Series A 6.00% 9/1/36	1,000,000	1,044,650
		1,044,650
Special Tax Revenue Bonds – 19.02%
California State Economic Recovery Refunding Series A 5.25% 7/1/21	1,000,000	1,124,050
Commerce Joint Powers Financing Authority Revenue (Redevelopment Projects)
Un-Refunded Balance Series A 5.00% 8/1/28 (RADIAN)	940,000	848,312
Fremont Community Facilities District #1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	840,400
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	1,008,150

Lake Elsinore Public Financing Authority Tax Allocation Series A 5.50% 9/1/30	1,000,000	996,280
Lammersville School District Community Facilities District #2002 (Mountain House)
5.125% 9/1/35	500,000	401,060
Lancaster Redevelopment Agency Tax Allocation Combined Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	560,060
@Modesto Special Tax Community Facilities District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	768,240
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	270,370
Poway Unified School District Community Facilities District #1 Special Tax Refunding
5.00% 10/1/17 (AGM)	1,000,000	1,140,420
Puerto Rico Sales Tax Financing Corporation Revenue Series A
ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	2,040,000	1,661,213
First Subordinate
5.00% 8/1/39	1,000,000	1,039,880
5.25% 8/1/27	1,000,000	1,057,340
5.75% 8/1/37	790,000	842,693
Riverside County Redevelopment Agency Tax Allocation Housing Series A 6.00% 10/1/39	1,000,000	1,015,300
Roseville Westpark Special Tax Public Community Facilities District #1 5.25% 9/1/37	500,000	418,945
San Bernardino County Special Tax Community Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,916,900
		15,909,613
State General Obligation Bonds – 7.58%
California State Various Purposes
5.25% 3/1/30	1,000,000	1,024,470
6.00% 4/1/38	515,000	562,164
Guam Government Series A 6.75% 11/15/29	1,755,000	1,879,026
Puerto Rico Commonwealth Government Development Bank Senior Notes Series B
5.00% 12/1/15	1,000,000	1,073,620
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/15	1,000,000	1,083,900
Series C 6.00% 7/1/39	675,000	716,202
		6,339,382
Transportation Revenue Bonds – 4.87%
Bay Area Toll Bridge Authority Revenue (San Francisco Bay Area) Series F-1 5.625% 4/1/44	1,000,000	1,095,770
Port Oakland Revenue Series L 5.375% 11/1/27 (NATL-RE) (FGIC) (AMT)	890,000	891,664
Sacramento County Airport Services Revenue (PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,086,610
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A
6.40% 9/1/25	1,000,000	1,003,940
		4,077,984
Water & Sewer Revenue Bonds – 2.57%
California Department of Water Resources Systems Revenue (Central Valley Project)
Series A 5.00% 12/1/24	1,000,000	1,108,170
Un-Refunded Balance Series X 5.00% 12/1/29 (NATL-RE) (FGIC)	995,000	1,041,387
		2,149,557
Total Municipal Bonds (cost $80,430,570)		82,238,677

	Number of
	Shares
Short-Term Investments – 3.05%
Money Market Instrument – 0.78%
Federated California Municipal Cash Trust	651,973	651,973
		651,973

	Principal
	Amount
•Variable Rate Demand Note – 2.27%
California State Economic Recovery Series C4 0.25% 7/1/23	$1,900,000	1,900,000
		1,900,000
Total Short-Term Investments (cost $2,551,973)		2,551,973

Total Value of Securities – 101.35%
(cost $82,982,543)		84,790,650
Liabilities Net of Receivables and Other Assets (See Notes) – (1.35%)		(1,131,469)
Net Assets Applicable to 7,448,069 Shares Outstanding – 100.00%		$83,659,181

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^Zero coupon security. The rate shown is the yield at the time of purchase.
§Pre-Refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
@Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $768,240, which represented 0.92% of the Fund’s net assets. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2010.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
BHAC – Insured by the Berkshire Hathaway Assurance Company
FGIC – Insured by the Financial Guaranty Insurance Company
FNMA – Federal National Mortgage Association collateral
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$82,982,543
Aggregate unrealized appreciation	$3,617,277
Aggregate unrealized depreciation	(1,809,170)
Net unrealized deprecation	$1,808,107

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $227,694 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $6,039 expires in 2011 and $221,655 expires in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Total
Municipal Bonds	$-	$82,238,677	$82,238,677
Short-Term Investments	651,973	1,900,000	2,551,973
Total	$651,973	$84,138,677	$84,790,650

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending August 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in California. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 21% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, LP (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Event
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Idaho Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.15%
Corporate Revenue Bonds – 4.23%
Meridian Economic Industrial Development Revenue (Hi-Micro Project) 5.85% 8/15/11 (AMT)	$660,000	$662,158
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	2,535,000	2,456,643
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,475,025
		5,593,826
Education Revenue Bonds – 11.66%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	529,335
Series A 4.25% 4/1/32 (NAT-RE)	1,500,000	1,462,380
Series A 5.00% 4/1/18 (NAT-RE) (FGIC)	1,500,000	1,606,230
Series A 5.00% 4/1/39	1,000,000	1,046,480
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	15,000	15,770
Idaho Housing & Financing Association Nonprofit Facilities Revenue
(North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	1,157,190
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,224,796
5.00% 4/1/23 (AGM)	2,115,000	2,189,870
University Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,226,958
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,049,320
Series B 5.00% 4/1/28	1,000,000	1,071,390
Series B 5.00% 4/1/32	500,000	524,540
•Series 2011 5.25% 4/1/41	2,000,000	2,061,400
University of Puerto Rico Revenue Series Q 5.00% 6/1/36	250,000	248,200
		15,413,859
Electric Revenue Bonds – 4.92%
Boise-Kuna Irrigation District Revenue (Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,084,920
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	207,533
Series WW 5.50% 7/1/38	400,000	411,012
Series XX 5.25% 7/1/40	2,670,000	2,703,268
Series ZZ 5.25% 7/1/26	2,000,000	2,097,340
		6,504,073
Health Care Revenue Bonds – 1.89%
Idaho Health Facilities Authority Revenue
(St. Luke's Medical Center Project) 6.75% 11/1/37	1,250,000	1,385,250
(Trinity Health Credit Group) Series B 6.125% 12/1/28	1,000,000	1,114,570
		2,499,820
Housing Revenue Bonds – 6.50%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	15,000	15,023
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	25,000	25,029
Series B 6.45% 7/1/15 (AMT)	10,000	10,016
Series C-2 6.35% 7/1/15 (AMT)	10,000	10,016
Series E 6.35% 7/1/15 (FHA) (AMT)	20,000	20,031
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	75,000	75,110
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	815,000	818,276
Series B Class I 5.50% 7/1/38	985,000	1,030,842
Series C Class II 4.95% 7/1/31	1,000,000	1,017,540
Series C Class III 5.35% 1/1/25 (AMT)	225,000	229,874
Series D Class III 5.45% 7/1/23 (AMT)	795,000	814,923
Series E 4.85% 7/1/28 (AMT)	1,500,000	1,500,659
Series E Class III 4.875% 1/1/26 (AMT)	145,000	145,793
Series E Class III 5.00% 1/1/28 (AMT)	885,000	862,530
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	1,013,400
Puerto Rico Housing Finance Authority Subordinate-Capital Foundation Modernization
5.125% 12/1/27	1,000,000	1,010,640
		8,599,702
Lease Revenue Bonds – 3.34%
Boise City Certificate of Participation 5.375% 9/1/20 (NAT-RE) (FGIC) (AMT)	2,100,000	2,103,528
Boise City Revenue Series A 5.375% 12/1/31 (NAT-RE)	500,000	519,470
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	1,010,180
Series B 5.00% 9/1/21 (NAT-RE)	750,000	781,718
		4,414,896

Local General Obligation Bonds – 19.96%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)	1,500,000	1,665,780
4.50% 7/30/22
4.75% 2/15/20	1,000,000	1,084,130
5.50% 7/30/16	1,305,000	1,558,809
Bannock County School District #025 (Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,181,014
5.00% 8/15/16	1,100,000	1,232,220
Boise City Independent School District 5.00% 8/1/24 (AGM)	1,500,000	1,659,945
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NAT-RE) (FGIC)	2,000,000	2,269,360
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,950,527
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,033,300
Idaho Bond Bank Authority Revenue Series A
5.00% 9/15/28	1,000,000	1,097,200
5.25% 9/15/26	2,000,000	2,265,380
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,260,422
Nampa Series B 5.00% 8/1/21 (NAT-RE) (FGIC)	2,475,000	2,646,567
Power & Cassia Counties Joint School District #381 American Falls 5.00% 8/1/17	1,155,000	1,212,831
Twin Falls County School District #413 Filer 5.25% 9/15/25	2,000,000	2,278,620
		26,396,105
§Pre-Refunded Bonds – 13.23%
Ada & Canyon Counties Joint School District #2 Meridian (School Board Guaranteed Program)	1,555,000	1,695,448
5.00% 7/30/20-12
5.125% 7/30/19-12	1,005,000	1,098,475
Un-Refunded 5.00% 7/30/20-12	600,000	654,192
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,082,260
5.375% 4/1/22-12 (FGIC)	985,000	1,070,528
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,089,160
Series Y 5.00% 7/1/36-16	1,250,000	1,465,213
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series A
5.375% 10/1/24-10	1,750,000	1,797,758
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.125% 7/1/31-11	1,010,000	1,062,894
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,105,600
Series NN 5.125% 7/1/29-13	105,000	118,307
Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,806,212
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	1,000,000	1,156,650
University of Idaho Revenue (Student Fee Housing Improvements Project) 5.25% 4/1/31-11 (FGIC)	2,195,000	2,285,016
		17,487,713
Special Tax Revenue Bonds – 15.71%
Boise Urban Renewal Agency Parking Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,160,000	1,167,366
Series B 6.125% 9/1/15	950,000	956,033
Coeur D'Alene Local Improvement District #6
Series 1996 6.05% 7/1/10	90,000	90,329
Series 1997 6.10% 7/1/12	40,000	40,134
Series 1998 6.10% 7/1/14	45,000	45,118
Idaho Bond Bank Authority Revenue
Series B 4.125% 9/15/36 (NAT-RE)	755,000	734,970
Series B 5.00% 9/15/30 (NAT-RE)	725,000	769,319
Series C 4.00% 9/15/29	1,320,000	1,325,029
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series K 5.00% 7/1/30	890,000	892,341
Series W 5.50% 7/1/15	175,000	191,709
Puerto Rico Sales Tax Financing Corporation Revenue Series A 5.25% 8/1/57	1,000,000	1,019,010
ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	5,040,000	4,104,172
First Subordinate
5.25% 8/1/27	3,000,000	3,172,020
5.50% 8/1/42	1,500,000	1,569,750
5.75% 8/1/37	2,660,000	2,837,422
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	518,900
5.25% 10/1/21	500,000	517,100
5.25% 10/1/24	800,000	818,312
		20,769,034
State General Obligation Bonds – 6.79%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,675,599
Puerto Rico Commonwealth Government Development Bank Refunding Remarketed
4.75% 12/1/15 (NAT-RE)	1,000,000	1,038,490
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	1,000,000	1,016,190
Series C 6.00% 7/1/39	1,500,000	1,591,560

Un-Refunded Balance Series A
5.00% 7/1/34	1,855,000	1,844,630
5.125% 7/1/31	1,815,000	1,817,487
		8,983,956
Transportation Revenue Bonds – 7.38%
Idaho Housing & Finance Association Grant Revenue (Anticipated Federal Highway Trust)
4.00% 7/15/17	500,000	545,960
4.75% 7/15/19	1,410,000	1,589,789
5.00% 7/15/24 (NAT-RE)	2,000,000	2,141,240
5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,139,895
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,653,045
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Un-Refunded Balance
Series G 5.00% 7/1/33	690,000	687,157
		9,757,086
Water & Sewer Revenue Bonds – 2.54%
Idaho Bond Bank Authority Revenue Series C 5.375% 9/15/38	1,000,000	1,086,280
Moscow Sewer Revenue 5.00% 11/1/22 (AGM)	2,175,000	2,268,590
		3,354,870
Total Municipal Bonds (cost $123,249,599)		129,774,940

	Number of
	Shares
Short-Term Investments – 2.83%
Money Market Instrument – 1.39%
Dreyfus Cash Management Fund	1,837,622	1,837,622
		1,837,622

	Principal
	Amount
•Variable Rate Demand Note – 1.44%
Power County Pollution Control Revenue (FMC Project) 0.25% 12/1/10	$1,900,000	1,900,000
		1,900,000
Total Short-Term Investments (cost $3,737,622)		3,737,622

Total Value of Securities – 100.98%
(cost $126,987,221)		133,512,562
Liabilities Net of Receivables and Other Assets (See Notes) (0.98%)		(1,298,509)
Net Assets Applicable to 11,163,032 Shares Outstanding – 100.00%		$132,214,053

•Variable rate security. The rate shown is the rate as of May 31, 2010.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
NATL-RE – Insured by the National Public Finance Guarantee Corporation
VA – Insured by the Veterans Administration
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$126,987,221
Aggregate unrealized appreciation	$6,647,588
Aggregate unrealized depreciation	(122,247)
Net unrealized appreciation	$6,525,341

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $89,623 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires as follows: $9,312 expires in 2010, $23,435 expires in 2014 and $56,876 expires in 2015.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Total
Municipal Bonds	$-	$129,774,940	$129,774,940
Short-Term Investments	1,837,622	1,900,000	3,737,622
Total	$1,837,622	$131,674,940	$133,512,562

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending August 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Idaho. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 33.69% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedules of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Event
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free New York Fund

May 31, 2010

	Principal
	Amount	Value
Municipal Bonds – 100.72%
Corporate Revenue Bonds – 6.32%
Jefferson County Industrial Development Agency Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$347,484
Liberty Development Corporation Revenue (Goldman Sachs Headquarters) 5.25% 10/1/35	500,000	505,434
Nassau County Tobacco Settlement Refunding (Asset-Backed) Series A-3 5.125% 6/1/46	600,000	488,568
•New York City Industrial Development Agency Special Facilities Revenue (American Airlines-JFK International Airport)
7.625% 8/1/25 (AMT)	250,000	254,053
7.75% 8/1/31 (AMT)	250,000	255,718
New York Energy Research & Development Authority Pollution Control Revenue Refunding
(Central Hudson Gas) Series A 5.45% 8/1/27 (AMBAC)	500,000	502,354
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	249,443
TSASC Tobacco Settlement Refunding (Asset-Backed) Series 1 5.125% 6/1/42	250,000	207,995
		2,811,049
Education Revenue Bonds – 24.71%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	210,988
Amherst Industrial Development Agency Civic Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	201,360
Dutchess County Industrial Development Agency (Marist College) 5.00% 7/1/20	500,000	517,580
Hempstead Town Local Development Corporation Revenue (Molloey College Project) 5.75% 7/1/23	400,000	428,932
Madison County Capital Resource Corporation Revenue (Colgate University Project)
Series A 5.00% 7/1/28	400,000	439,908
Madison County Industrial Development Agency Civic Facility Revenue (Colgate University Project)
Series A 5.00% 7/1/39 (NATL-RE)	400,000	409,936
•New York City Trust for Cultural Resources Revenue (Juilliard School) Series C 2.10% 4/1/36	500,000	499,565
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	535,199
(Pratt Institute) Series C 5.125% 7/1/39 (ASSURED GTY)	300,000	314,307
•Series B 5.25% 11/15/23	250,000	269,878
Un-Refunded Series B 7.50% 5/15/11	125,000	133,034
New York State Dormitory Authority Revenue Non-State Supported Debt
(Brooklyn Law School) 5.75% 7/1/33	340,000	369,560
(Cornell University) Series A
4.75% 7/1/29	100,000	105,549
5.00% 7/1/34	170,000	181,575
5.00% 7/1/39	500,000	530,535
5.00% 7/1/40	500,000	529,585
(Manhattan Marymount) 5.00% 7/1/24	350,000	355,093
(Mt. Sinai School Medicine) 5.125% 7/1/39	500,000	504,135
(New York University) Series A 5.25% 7/1/34	500,000	542,069
(New York University) Series A 5.25% 7/1/48	400,000	425,300
(Rockefeller University) Series A 5.00% 7/1/27	250,000	278,670
(Teachers College) 5.50% 3/1/39	250,000	264,573
(University of Rochester)
Series A 5.125% 7/1/39	250,000	263,835
ΩSeries A-2 4.375% 7/1/20	250,000	249,385
Onondaga County Trust for Cultural Resources Revenue (Syracuse University Project)
Series B 5.00% 12/1/19	350,000	407,439
St. Lawrence County Industrial Development Agency Civic Faculty Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	563,489
Suffolk County Industrial Development Agency Civic Faculty Revenue Refunding
(New York Institute of Technology Project) Series A 5.00% 3/1/26	600,000	605,003
Troy Capital Resource Corporation Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	500,000	511,380
Yonkers Industrial Development Agency Civic Faculty Revenue (Sarah Lawrence)
Series A 6.00% 6/1/29	325,000	350,539
		10,998,401
Electric Revenue Bonds – 6.19%

Long Island Power Authority New York Electric System Revenue
Series A 5.75% 4/1/39	350,000	386,435
Series B 5.75% 4/1/33	250,000	274,870
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	100,000	98,825
Series WW 5.00% 7/1/28	190,000	192,261
Series WW 5.50% 7/1/38	200,000	205,506
Series XX 5.75% 7/1/36	1,000,000	1,073,580
Series ZZ 5.25% 7/1/26	500,000	524,335
		2,755,812
Health Care Revenue Bonds – 10.12%
Albany Industrial Development Agency Civic Facility Revenue (St. Peter's Hospital Project)
Series A 5.25% 11/15/32	500,000	480,865
East Rochester Housing Authority Revenue Refunding (Senior Living-Woodland Village Project)
5.50% 8/1/33	200,000	170,480
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group) 5.00% 7/1/27	400,000	401,744
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	450,558
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	225,000	225,029
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	510,065
New York Dormitory Authority Revenue Non-State Supported Debt (Memorial Sloan-Kettering)
Series 1 5.00% 7/1/35	225,000	232,137
Series A-2 5.00% 7/1/26	500,000	537,835
(Mount Sinai Hospital) Series A 5.00% 7/1/26	600,000	614,274
(North Shore Long Island Jewish Group) Series A 5.50% 5/1/37	500,000	515,985
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	366,318
		4,505,290
Housing Revenue Bonds – 1.70%
New York City Housing Development Multifamily Housing Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	247,100
New York State Housing Finance Agency Revenue (Affordable Housing) Series A 5.25% 11/1/41	500,000	511,060
		758,160
Lease Revenue Bonds – 9.52%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	267,440
Erie County Industrial Development Agency School Faculty Revenue (City School District Buffalo)
Series A 5.25% 5/1/25	500,000	554,030
Hudson Yards Infrastructure Revenue Series A 5.00% 2/15/47	500,000	488,615
New York City Industrial Development Agency Revenue
(Queens Baseball Stadium-Pilot) 5.00% 1/1/46 (AMBAC)	500,000	439,345
(Yankee Stadium Project-Pilot) 5.00% 3/1/46 (FGIC)	300,000	288,396
New York City Industrial Development Agency Special Airport Facility Revenue (Airis JFK I Project)
Series A 5.50% 7/1/28 (AMT)	500,000	444,400
Onondaga County Industrial Development Authority Revenue Subordinated (Air Cargo)
7.25% 1/1/32 (AMT)	500,000	466,190
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	218,518
5.50% 6/1/21	500,000	541,230
United Nations Development Corporation Revenue Refunding Series A 5.00% 7/1/26	500,000	530,730
		4,238,894
Local General Obligation Bonds – 4.00%
New York City
Series D 5.00% 11/1/34	125,000	129,825
Subordinated Series C-1 5.00% 10/1/19	500,000	562,000
Subordinated Series I-1 5.375% 4/1/36	500,000	547,630
New York State Dormitory Authority Revenue Non-State Supported Debt (School Districts-Financing Program)
Series A 5.00% 10/1/25 (AGM)	500,000	541,980
		1,781,435
§Pre-Refunded Bonds – 5.20%
Albany Parking Authority Revenue Series A 5.625% 7/15/25-11	280,000	299,488
New York Dormitory Authority Revenue (North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	565,810
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	570,347
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	183,900
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	552,800
Series NN 5.125% 7/1/29-13	125,000	140,841
		2,313,186
Special Tax Revenue Bonds – 18.26%
Brooklyn Arena Local Development Corporation Pilot Revenue (Barclays Center Project)
6.50% 7/15/30	500,000	539,945

Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)
Series B 5.00% 11/15/34	500,000	527,765
New York City Transitional Finance Authority Revenue (Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	571,435
New York City Trust for Cultural Resources Revenue Refunding
(American Museum of National History) Series A 5.00% 7/1/44 (NATL-RE)	250,000	256,020
(Museum of Modern Art) Series 1A 5.00% 4/1/31	250,000	267,570
New York Dormitory Authority State Personal Income Tax Revenue Series C 5.00% 3/15/15	250,000	288,095
New York Dormitory Authority State Supported Debt Revenue (Consolidated Services Contract)
5.00% 7/1/17 (AGM)	500,000	568,915
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	547,560
New York State Thruway Authority (State Personal Income Tax Revenue-Education)
Series A 5.00% 3/15/38	500,000	531,405
New York State Urban Development Revenue Personal Income Tax Series A-1
5.00% 12/15/22	250,000	279,088
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	735,000	736,933
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Series B 5.00% 7/1/15	250,000	267,103
Puerto Rico Sales Tax Financing Corporation Revenue Series A
5.25% 8/1/57	325,000	331,178
ΩCapital Appreciation-First Subordinate 6.75% 8/1/32	510,000	415,303
First Subordinate
•5.00% 8/1/39	500,000	519,940
5.50% 8/1/42	500,000	523,250
5.75% 8/1/37	410,000	437,347
Schenectady Metroplex Development Authority Revenue Series A 5.375% 12/15/21	500,000	521,930
		8,130,782
State and Territory General Obligation Bonds – 4.13%
Guam Government Series A 7.00% 11/15/39	395,000	424,581
New York State Series A
5.00% 3/1/38	500,000	526,894
5.00% 2/15/39	250,000	264,828
Puerto Rico Commonwealth Government Development Bank Refunding Remarketed 4.75% 12/1/15 (NATL-RE)	230,000	238,853
Puerto Rico Commonwealth Public Improvement Refunding Series C 6.00% 7/1/39	270,000	286,481
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	96,180
		1,837,817
Transportation Revenue Bonds – 7.72%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	220,000	223,799
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	234,812
•Series B 5.00% 11/15/27	200,000	220,652
Series F 5.00% 11/15/15	150,000	169,367
New York State Thruway Authority General Revenue
(Bond Antic Notes) 4.00% 7/15/11	1,000,000	1,036,449
Series H 5.00% 1/1/14 (NATL-RE)	500,000	558,915
Series H 5.00% 1/1/15 (NATL-RE)	250,000	282,508
Port Authority New York & New Jersey (Consolidated-One Hundred Fifty-Third)
5.00% 7/15/35	250,000	265,413
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	222,166
•Subordinated Series B-1 5.00% 11/15/25	200,000	223,936
		3,438,017
Water & Sewer Revenue Bonds – 2.85%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	227,264
(Second General Resolution)
Series FF 5.00% 6/15/31	500,000	541,025
Series FF-2 5.50% 6/15/40	250,000	279,435
New York State Environmental Facilities Corporation State Clean Water & Drinking Water Revolving Funds
(New York City Municipal Project) Subordinated Series B 5.00% 6/15/21	200,000	222,962
		1,270,686
Total Municipal Bonds (cost $42,365,899)		44,839,529

Short-Term Investment – 1.80%
•Variable Rate Demand Note – 1.80%
New York City Subseries E2 0.28% 8/1/21 (LOC, JPMorgan Chase Bank)	800,000	800,000
Total Short-Term Investment (cost $800,000)		800,000

Total Value of Securities – 102.52%
(cost $43,165,899)		45,639,529
Liabilities Net of Receivables and Other Assets (See Notes) – (2.52%)		(1,121,387)
Net Assets Applicable to 4,091,916 Shares Outstanding – 100.00%		$44,518,142

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of May 31, 2010. Interest rates reset periodically.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FHA – Insured by the Federal Housing Administration
FGIC – Insured by the Financial Guaranty Insurance Company
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$43,168,372
Aggregate unrealized appreciation	2,617,537
Aggregate unrealized depreciation	(146,380)
Net unrealized appreciation	$2,471,157

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $14,929 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $14,929 expires in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

Level 2
Municipal Bonds	$44,839,529
Short-Term	800,000
Total	$45,639,529

here were no level 3 securities at end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund's year ending August 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in New York. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2010, 12.07% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: